Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Calvert Management Series
Entity Central Index Key	0000319676
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000240250
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Focused Growth Fund
Class Name	Class A
Trading Symbol	CEMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.24%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ The Fund’s country allocations ― especially an underweight exposure to China and an overweight exposure to Brazil ― detracted from Index-relative performance

↓ The Fund’s security selections in India detracted from returns relative to the Index during the period

↓ The Fund’s selections by sector ― especially in the industrials sector ― detracted from performance relative to the Index during the period

↓ An overweight position in Localiza Rent a Car SA, a Brazilian car rental business, hurt relative returns amid higher-for-longer interest rates during the period

↑ In contrast, the Fund’s security selections by country ― especially selections in Brazil and South Korea ― contributed to Index-relative returns

↑ The Fund’s underweight exposure to South Korea contributed to returns relative to the Index during the period

↑ Allocations by market sector ― especially an underweight exposure to the materials sector ― contributed to returns relative to the Index during the period

↑ The Fund’s overweight position in Trent Ltd., a diversified Indian retail group, helped relative returns amid strong company sales momentum during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI Emerging Markets Index
5/23	$10,000	$10,000
6/23	$9,826	$10,380
7/23	$10,015	$11,026
8/23	$9,598	$10,347
9/23	$9,409	$10,076
10/23	$9,153	$9,685
11/23	$10,205	$10,460
12/23	$10,650	$10,869
1/24	$10,261	$10,364
2/24	$10,688	$10,857
3/24	$10,982	$11,126
4/24	$10,659	$11,176
5/24	$10,830	$11,239
6/24	$11,550	$11,682
7/24	$11,569	$11,717
8/24	$11,957	$11,906
9/24	$11,920	$12,701
10/24	$11,550	$12,136
11/24	$11,247	$11,700
12/24	$10,704	$11,684

Average Annual Return [Table Text Block]
Fund	1 Year	Since 5/31/23 (Inception)
Class A	0.47%	7.95%
Class A with 5.25% Maximum Sales Charge	(4.79)%	4.37%
MSCI Emerging Markets Index (net of foreign withholding taxes)	7.50%	10.29%

Performance Inception Date	May 31, 2023
AssetsNet	$ 5,682,339
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,682,339
# of Portfolio Holdings	34
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Poland	0.2%
Indonesia	2.3%
Uruguay	4.6%
Mexico	5.8%
United States	9.0%
Brazil	20.8%
Taiwan	21.8%
India	35.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	13.1%
MercadoLibre, Inc.	8.0%
HDFC Bank Ltd.	4.6%
Globant SA	4.6%
Bharti Airtel Ltd.	4.2%
TVS Motor Co. Ltd.	3.9%
ICICI Bank Ltd.	3.8%
Localiza Rent a Car SA	3.8%
Titan Co. Ltd.	3.3%
Astral Ltd.	3.0%
Total	52.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000240251
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Focused Growth Fund
Class Name	Class C
Trading Symbol	CEMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$199	1.99%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ The Fund’s country allocations ― especially an underweight exposure to China and an overweight exposure to Brazil ― detracted from Index-relative performance

↓ The Fund’s security selections in India detracted from returns relative to the Index during the period

↓ The Fund’s selections by sector ― especially in the industrials sector ― detracted from performance relative to the Index during the period

↓ An overweight position in Localiza Rent a Car SA, a Brazilian car rental business, hurt relative returns amid higher-for-longer interest rates during the period

↑ In contrast, the Fund’s security selections by country ― especially selections in Brazil and South Korea ― contributed to Index-relative returns

↑ The Fund’s underweight exposure to South Korea contributed to returns relative to the Index during the period

↑ Allocations by market sector ― especially an underweight exposure to the materials sector ― contributed to returns relative to the Index during the period

↑ The Fund’s overweight position in Trent Ltd., a diversified Indian retail group, helped relative returns amid strong company sales momentum during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI Emerging Markets Index
5/23	$10,000	$10,000
6/23	$10,370	$10,380
7/23	$10,560	$11,026
8/23	$10,110	$10,347
9/23	$9,910	$10,076
10/23	$9,630	$9,685
11/23	$10,730	$10,460
12/23	$11,190	$10,869
1/24	$10,770	$10,364
2/24	$11,220	$10,857
3/24	$11,520	$11,126
4/24	$11,170	$11,176
5/24	$11,340	$11,239
6/24	$12,090	$11,682
7/24	$12,100	$11,717
8/24	$12,500	$11,906
9/24	$12,450	$12,701
10/24	$12,070	$12,136
11/24	$11,740	$11,700
12/24	$11,162	$11,684

Average Annual Return [Table Text Block]
Fund	1 Year	Since 5/31/23 (Inception)
Class C, with conversion to Class A after 8 years	(0.25)%	7.17%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	(1.22)%	7.17%
MSCI Emerging Markets Index (net of foreign withholding taxes)	7.50%	10.29%

Performance Inception Date	May 31, 2023
AssetsNet	$ 5,682,339
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,682,339
# of Portfolio Holdings	34
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Poland	0.2%
Indonesia	2.3%
Uruguay	4.6%
Mexico	5.8%
United States	9.0%
Brazil	20.8%
Taiwan	21.8%
India	35.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	13.1%
MercadoLibre, Inc.	8.0%
HDFC Bank Ltd.	4.6%
Globant SA	4.6%
Bharti Airtel Ltd.	4.2%
TVS Motor Co. Ltd.	3.9%
ICICI Bank Ltd.	3.8%
Localiza Rent a Car SA	3.8%
Titan Co. Ltd.	3.3%
Astral Ltd.	3.0%
Total	52.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000240252
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Focused Growth Fund
Class Name	Class I
Trading Symbol	CMEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.99%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ The Fund’s country allocations ― especially an underweight exposure to China and an overweight exposure to Brazil ― detracted from Index-relative performance

↓ The Fund’s security selections in India detracted from returns relative to the Index during the period

↓ The Fund’s selections by sector ― especially in the industrials sector ― detracted from performance relative to the Index during the period

↓ An overweight position in Localiza Rent a Car SA, a Brazilian car rental business, hurt relative returns amid higher-for-longer interest rates during the period

↑ In contrast, the Fund’s security selections by country ― especially selections in Brazil and South Korea ― contributed to Index-relative returns

↑ The Fund’s underweight exposure to South Korea contributed to returns relative to the Index during the period

↑ Allocations by market sector ― especially an underweight exposure to the materials sector ― contributed to returns relative to the Index during the period

↑ The Fund’s overweight position in Trent Ltd., a diversified Indian retail group, helped relative returns amid strong company sales momentum during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets Index
5/23	$1,000,000	$1,000,000
6/23	$1,037,000	$1,037,970
9/23	$994,000	$1,007,607
12/23	$1,125,349	$1,086,853
3/24	$1,162,394	$1,112,593
6/24	$1,222,466	$1,168,213
9/24	$1,261,512	$1,270,110
12/24	$1,133,610	$1,168,412

Average Annual Return [Table Text Block]
Fund	1 Year	Since 5/31/23 (Inception)
Class I	0.73%	8.21%
MSCI Emerging Markets Index (net of foreign withholding taxes)	7.50%	10.29%

Performance Inception Date	May 31, 2023
AssetsNet	$ 5,682,339
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,682,339
# of Portfolio Holdings	34
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Poland	0.2%
Indonesia	2.3%
Uruguay	4.6%
Mexico	5.8%
United States	9.0%
Brazil	20.8%
Taiwan	21.8%
India	35.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	13.1%
MercadoLibre, Inc.	8.0%
HDFC Bank Ltd.	4.6%
Globant SA	4.6%
Bharti Airtel Ltd.	4.2%
TVS Motor Co. Ltd.	3.9%
ICICI Bank Ltd.	3.8%
Localiza Rent a Car SA	3.8%
Titan Co. Ltd.	3.3%
Astral Ltd.	3.0%
Total	52.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000240249
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Focused Growth Fund
Class Name	Class R6
Trading Symbol	CMERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$99	0.99%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ The Fund’s country allocations ― especially an underweight exposure to China and an overweight exposure to Brazil ― detracted from Index-relative performance

↓ The Fund’s security selections in India detracted from returns relative to the Index during the period

↓ The Fund’s selections by sector ― especially in the industrials sector ― detracted from performance relative to the Index during the period

↓ An overweight position in Localiza Rent a Car SA, a Brazilian car rental business, hurt relative returns amid higher-for-longer interest rates during the period

↑ In contrast, the Fund’s security selections by country ― especially selections in Brazil and South Korea ― contributed to Index-relative returns

↑ The Fund’s underweight exposure to South Korea contributed to returns relative to the Index during the period

↑ Allocations by market sector ― especially an underweight exposure to the materials sector ― contributed to returns relative to the Index during the period

↑ The Fund’s overweight position in Trent Ltd., a diversified Indian retail group, helped relative returns amid strong company sales momentum during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI Emerging Markets Index
5/23	$5,000,000	$5,000,000
6/23	$5,185,000	$5,189,849
7/23	$5,285,000	$5,512,924
8/23	$5,065,000	$5,173,327
9/23	$4,970,000	$5,038,033
10/23	$4,835,000	$4,842,281
11/23	$5,390,000	$5,229,809
12/23	$5,626,797	$5,434,265
1/24	$5,421,549	$5,181,932
2/24	$5,651,827	$5,428,449
3/24	$5,807,014	$5,562,964
4/24	$5,636,809	$5,587,854
5/24	$5,726,918	$5,619,415
6/24	$6,112,383	$5,841,065
7/24	$6,122,395	$5,858,449
8/24	$6,327,643	$5,953,036
9/24	$6,307,619	$6,350,550
10/24	$6,117,389	$6,068,121
11/24	$5,957,196	$5,850,092
12/24	$5,668,101	$5,842,058

Average Annual Return [Table Text Block]
Fund	1 Year	Since 5/31/23 (Inception)
Class R6	0.73%	8.21%
MSCI Emerging Markets Index (net of foreign withholding taxes)	7.50%	10.29%

Performance Inception Date	May 31, 2023
AssetsNet	$ 5,682,339
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,682,339
# of Portfolio Holdings	34
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Poland	0.2%
Indonesia	2.3%
Uruguay	4.6%
Mexico	5.8%
United States	9.0%
Brazil	20.8%
Taiwan	21.8%
India	35.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	13.1%
MercadoLibre, Inc.	8.0%
HDFC Bank Ltd.	4.6%
Globant SA	4.6%
Bharti Airtel Ltd.	4.2%
TVS Motor Co. Ltd.	3.9%
ICICI Bank Ltd.	3.8%
Localiza Rent a Car SA	3.8%
Titan Co. Ltd.	3.3%
Astral Ltd.	3.0%
Total	52.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000146359
Shareholder Report [Line Items]
Fund Name	Calvert Flexible Bond Fund
Class Name	Class A
Trading Symbol	CUBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index (the Index):

↑ The Fund’s sector allocations ― especially to investment-grade corporate bonds ― contributed to returns relative to the Index during the period

↑ The Fund’s allocations to asset-backed securities and commercial mortgage-backed securities contributed to returns relative to the Index during the period

↑ The Fund’s allocations to high-yield corporate securities and non-agency mortgage-backed securities contributed to returns relative to the Index during the period

↓ In contrast, the Fund’s overweight interest-rate duration and yield-curve positioning detracted from performance relative to the Index during the period

↓ The Fund’s allocation to bank loans detracted from performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
12/14	$10,000	$10,000	$10,000
1/15	$9,701	$10,190	$10,000
2/15	$9,840	$10,131	$10,000
3/15	$9,867	$10,173	$10,000
4/15	$9,917	$10,161	$10,001
5/15	$9,938	$10,143	$10,001
6/15	$9,905	$10,030	$10,001
7/15	$9,900	$10,088	$10,000
8/15	$9,868	$10,059	$10,002
9/15	$9,817	$10,098	$10,002
10/15	$9,864	$10,130	$10,001
11/15	$9,851	$10,093	$10,002
12/15	$9,826	$10,043	$10,005
1/16	$9,777	$10,154	$10,006
2/16	$9,733	$10,226	$10,008
3/16	$9,888	$10,351	$10,013
4/16	$10,032	$10,422	$10,015
5/16	$10,099	$10,430	$10,016
6/16	$10,127	$10,614	$10,020
7/16	$10,238	$10,701	$10,023
8/16	$10,301	$10,713	$10,025
9/16	$10,347	$10,715	$10,030
10/16	$10,380	$10,644	$10,032
11/16	$10,398	$10,405	$10,034
12/16	$10,440	$10,436	$10,038
1/17	$10,498	$10,473	$10,042
2/17	$10,535	$10,553	$10,047
3/17	$10,557	$10,550	$10,048
4/17	$10,599	$10,637	$10,055
5/17	$10,633	$10,719	$10,060
6/17	$10,672	$10,710	$10,069
7/17	$10,697	$10,764	$10,077
8/17	$10,704	$10,856	$10,087
9/17	$10,717	$10,818	$10,095
10/17	$10,749	$10,831	$10,104
11/17	$10,746	$10,815	$10,113
12/17	$10,774	$10,863	$10,124
1/18	$10,785	$10,758	$10,136
2/18	$10,770	$10,656	$10,146
3/18	$10,781	$10,710	$10,160
4/18	$10,778	$10,638	$10,173
5/18	$10,799	$10,696	$10,189
6/18	$10,801	$10,681	$10,206
7/18	$10,853	$10,703	$10,222
8/18	$10,875	$10,756	$10,240
9/18	$10,884	$10,710	$10,256
10/18	$10,849	$10,620	$10,274
11/18	$10,842	$10,668	$10,295
12/18	$10,787	$10,835	$10,314
1/19	$10,973	$10,984	$10,334
2/19	$11,069	$10,996	$10,352
3/19	$11,138	$11,195	$10,376
4/19	$11,206	$11,210	$10,395
5/19	$11,237	$11,382	$10,419
6/19	$11,291	$11,543	$10,442
7/19	$11,328	$11,578	$10,461
8/19	$11,356	$11,840	$10,482
9/19	$11,384	$11,788	$10,501
10/19	$11,426	$11,826	$10,521
11/19	$11,459	$11,824	$10,534
12/19	$11,516	$11,842	$10,549
1/20	$11,588	$12,054	$10,563
2/20	$11,555	$12,235	$10,579
3/20	$10,452	$11,996	$10,610
4/20	$10,722	$12,236	$10,610
5/20	$10,910	$12,350	$10,611
6/20	$11,131	$12,453	$10,612
7/20	$11,264	$12,672	$10,614
8/20	$11,399	$12,599	$10,615
9/20	$11,431	$12,576	$10,616
10/20	$11,517	$12,531	$10,617
11/20	$11,819	$12,695	$10,618
12/20	$11,960	$12,739	$10,619
1/21	$12,075	$12,659	$10,620
2/21	$12,157	$12,495	$10,621
3/21	$12,227	$12,350	$10,622
4/21	$12,274	$12,454	$10,622
5/21	$12,318	$12,501	$10,622
6/21	$12,357	$12,592	$10,622
7/21	$12,378	$12,719	$10,622
8/21	$12,392	$12,710	$10,623
9/21	$12,425	$12,602	$10,623
10/21	$12,404	$12,591	$10,623
11/21	$12,340	$12,607	$10,624
12/21	$12,393	$12,598	$10,625
1/22	$12,294	$12,322	$10,624
2/22	$12,180	$12,154	$10,625
3/22	$12,066	$11,828	$10,629
4/22	$11,961	$11,387	$10,630
5/22	$11,946	$11,449	$10,638
6/22	$11,689	$11,221	$10,640
7/22	$11,900	$11,503	$10,645
8/22	$11,856	$11,204	$10,662
9/22	$11,645	$10,721	$10,689
10/22	$11,657	$10,603	$10,706
11/22	$11,868	$10,999	$10,740
12/22	$11,912	$10,961	$10,779
1/23	$12,222	$11,301	$10,813
2/23	$12,162	$11,024	$10,848
3/23	$12,211	$11,282	$10,895
4/23	$12,219	$11,351	$10,929
5/23	$12,211	$11,233	$10,972
6/23	$12,305	$11,216	$11,022
7/23	$12,384	$11,227	$11,066
8/23	$12,412	$11,160	$11,116
9/23	$12,337	$10,893	$11,167
10/23	$12,260	$10,730	$11,217
11/23	$12,619	$11,213	$11,267
12/23	$12,915	$11,638	$11,320
1/24	$13,016	$11,610	$11,368
2/24	$12,983	$11,471	$11,415
3/24	$13,114	$11,584	$11,466
4/24	$13,010	$11,313	$11,515
5/24	$13,169	$11,500	$11,570
6/24	$13,247	$11,606	$11,618
7/24	$13,473	$11,869	$11,670
8/24	$13,652	$12,044	$11,725
9/24	$13,803	$12,209	$11,776
10/24	$13,638	$11,932	$11,821
11/24	$13,780	$12,057	$11,866
12/24	$13,724	$11,875	$11,914

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	6.25%	3.56%	3.55%
Class A with 3.25% Maximum Sales Charge	2.77%	2.88%	3.21%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
ICE BofA 3-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%

AssetsNet	$ 584,241,197
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 1,373,994
InvestmentCompanyPortfolioTurnover	450.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$584,241,197
# of Portfolio Holdings	306
Portfolio Turnover Rate	450%
Total Advisory Fees Paid	$1,373,994

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	0.9%
Not Rated	11.2%
CCC	1.1%
B	4.3%
BB	6.9%
BBB	29.1%
A	4.1%
AA	2.5%
AAA	39.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000146360
Shareholder Report [Line Items]
Fund Name	Calvert Flexible Bond Fund
Class Name	Class C
Trading Symbol	CUBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$166	1.62%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index (the Index):

↑ The Fund’s sector allocations ― especially to investment-grade corporate bonds ― contributed to returns relative to the Index during the period

↑ The Fund’s allocations to asset-backed securities and commercial mortgage-backed securities contributed to returns relative to the Index during the period

↑ The Fund’s allocations to high-yield corporate securities and non-agency mortgage-backed securities contributed to returns relative to the Index during the period

↓ In contrast, the Fund’s overweight interest-rate duration and yield-curve positioning detracted from performance relative to the Index during the period

↓ The Fund’s allocation to bank loans detracted from performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
12/14	$10,000	$10,000	$10,000
1/15	$10,022	$10,190	$10,000
2/15	$10,159	$10,131	$10,000
3/15	$10,184	$10,173	$10,000
4/15	$10,226	$10,161	$10,001
5/15	$10,241	$10,143	$10,001
6/15	$10,208	$10,030	$10,001
7/15	$10,190	$10,088	$10,000
8/15	$10,150	$10,059	$10,002
9/15	$10,091	$10,098	$10,002
10/15	$10,133	$10,130	$10,001
11/15	$10,114	$10,093	$10,002
12/15	$10,082	$10,043	$10,005
1/16	$10,024	$10,154	$10,006
2/16	$9,967	$10,226	$10,008
3/16	$10,126	$10,351	$10,013
4/16	$10,266	$10,422	$10,015
5/16	$10,322	$10,430	$10,016
6/16	$10,351	$10,614	$10,020
7/16	$10,457	$10,701	$10,023
8/16	$10,516	$10,713	$10,025
9/16	$10,557	$10,715	$10,030
10/16	$10,584	$10,644	$10,032
11/16	$10,596	$10,405	$10,034
12/16	$10,632	$10,436	$10,038
1/17	$10,677	$10,473	$10,042
2/17	$10,715	$10,553	$10,047
3/17	$10,728	$10,550	$10,048
4/17	$10,763	$10,637	$10,055
5/17	$10,791	$10,719	$10,060
6/17	$10,829	$10,710	$10,069
7/17	$10,849	$10,764	$10,077
8/17	$10,843	$10,856	$10,087
9/17	$10,849	$10,818	$10,095
10/17	$10,876	$10,831	$10,104
11/17	$10,866	$10,815	$10,113
12/17	$10,888	$10,863	$10,124
1/18	$10,892	$10,758	$10,136
2/18	$10,878	$10,656	$10,146
3/18	$10,875	$10,710	$10,160
4/18	$10,866	$10,638	$10,173
5/18	$10,880	$10,696	$10,189
6/18	$10,869	$10,681	$10,206
7/18	$10,913	$10,703	$10,222
8/18	$10,928	$10,756	$10,240
9/18	$10,939	$10,710	$10,256
10/18	$10,896	$10,620	$10,274
11/18	$10,875	$10,668	$10,295
12/18	$10,814	$10,835	$10,314
1/19	$11,001	$10,984	$10,334
2/19	$11,091	$10,996	$10,352
3/19	$11,153	$11,195	$10,376
4/19	$11,206	$11,210	$10,395
5/19	$11,230	$11,382	$10,419
6/19	$11,277	$11,543	$10,442
7/19	$11,315	$11,578	$10,461
8/19	$11,335	$11,840	$10,482
9/19	$11,356	$11,788	$10,501
10/19	$11,391	$11,826	$10,521
11/19	$11,417	$11,824	$10,534
12/19	$11,466	$11,842	$10,549
1/20	$11,523	$12,054	$10,563
2/20	$11,491	$12,235	$10,579
3/20	$10,388	$11,996	$10,610
4/20	$10,642	$12,236	$10,610
5/20	$10,822	$12,350	$10,611
6/20	$11,042	$12,453	$10,612
7/20	$11,166	$12,672	$10,614
8/20	$11,293	$12,599	$10,615
9/20	$11,318	$12,576	$10,616
10/20	$11,396	$12,531	$10,617
11/20	$11,687	$12,695	$10,618
12/20	$11,819	$12,739	$10,619
1/21	$11,925	$12,659	$10,620
2/21	$11,999	$12,495	$10,621
3/21	$12,061	$12,350	$10,622
4/21	$12,099	$12,454	$10,622
5/21	$12,135	$12,501	$10,622
6/21	$12,166	$12,592	$10,622
7/21	$12,179	$12,719	$10,622
8/21	$12,185	$12,710	$10,623
9/21	$12,210	$12,602	$10,623
10/21	$12,181	$12,591	$10,623
11/21	$12,111	$12,607	$10,624
12/21	$12,147	$12,598	$10,625
1/22	$12,050	$12,322	$10,624
2/22	$11,933	$12,154	$10,625
3/22	$11,813	$11,828	$10,629
4/22	$11,703	$11,387	$10,630
5/22	$11,681	$11,449	$10,638
6/22	$11,423	$11,221	$10,640
7/22	$11,622	$11,503	$10,645
8/22	$11,571	$11,204	$10,662
9/22	$11,358	$10,721	$10,689
10/22	$11,363	$10,603	$10,706
11/22	$11,561	$10,999	$10,740
12/22	$11,597	$10,961	$10,779
1/23	$11,891	$11,301	$10,813
2/23	$11,826	$11,024	$10,848
3/23	$11,867	$11,282	$10,895
4/23	$11,867	$11,351	$10,929
5/23	$11,843	$11,233	$10,972
6/23	$11,935	$11,216	$11,022
7/23	$12,005	$11,227	$11,066
8/23	$12,024	$11,160	$11,116
9/23	$11,944	$10,893	$11,167
10/23	$11,862	$10,730	$11,217
11/23	$12,201	$11,213	$11,267
12/23	$12,480	$11,638	$11,320
1/24	$12,569	$11,610	$11,368
2/24	$12,531	$11,471	$11,415
3/24	$12,649	$11,584	$11,466
4/24	$12,532	$11,313	$11,515
5/24	$12,686	$11,500	$11,570
6/24	$12,753	$11,606	$11,618
7/24	$12,962	$11,869	$11,670
8/24	$13,127	$12,044	$11,725
9/24	$13,264	$12,209	$11,776
10/24	$13,097	$11,932	$11,821
11/24	$13,224	$12,057	$11,866
12/24	$13,360	$11,875	$11,914

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	5.46%	2.79%	2.94%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	4.46%	2.79%	2.94%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
ICE BofA 3-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%

AssetsNet	$ 584,241,197
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 1,373,994
InvestmentCompanyPortfolioTurnover	450.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$584,241,197
# of Portfolio Holdings	306
Portfolio Turnover Rate	450%
Total Advisory Fees Paid	$1,373,994

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	0.9%
Not Rated	11.2%
CCC	1.1%
B	4.3%
BB	6.9%
BBB	29.1%
A	4.1%
AA	2.5%
AAA	39.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000146362
Shareholder Report [Line Items]
Fund Name	Calvert Flexible Bond Fund
Class Name	Class I
Trading Symbol	CUBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index (the Index):

↑ The Fund’s sector allocations ― especially to investment-grade corporate bonds ― contributed to returns relative to the Index during the period

↑ The Fund’s allocations to asset-backed securities and commercial mortgage-backed securities contributed to returns relative to the Index during the period

↑ The Fund’s allocations to high-yield corporate securities and non-agency mortgage-backed securities contributed to returns relative to the Index during the period

↓ In contrast, the Fund’s overweight interest-rate duration and yield-curve positioning detracted from performance relative to the Index during the period

↓ The Fund’s allocation to bank loans detracted from performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
12/14	$1,000,000	$1,000,000	$1,000,000
1/15	$1,002,468	$1,019,035	$1,000,032
2/15	$1,017,282	$1,013,096	$1,000,032
3/15	$1,020,540	$1,017,278	$1,000,033
4/15	$1,026,066	$1,016,097	$1,000,055
5/15	$1,028,066	$1,014,320	$1,000,064
6/15	$1,025,908	$1,002,999	$1,000,087
7/15	$1,025,039	$1,008,840	$1,000,041
8/15	$1,022,742	$1,005,867	$1,000,190
9/15	$1,017,150	$1,009,805	$1,000,215
10/15	$1,023,067	$1,013,032	$1,000,142
11/15	$1,021,439	$1,009,338	$1,000,202
12/15	$1,019,322	$1,004,296	$1,000,531
1/16	$1,014,540	$1,015,382	$1,000,561
2/16	$1,010,287	$1,022,595	$1,000,805
3/16	$1,026,835	$1,035,127	$1,001,263
4/16	$1,042,146	$1,042,180	$1,001,533
5/16	$1,048,873	$1,042,994	$1,001,611
6/16	$1,052,905	$1,061,356	$1,001,988
7/16	$1,064,827	$1,070,102	$1,002,278
8/16	$1,071,813	$1,071,256	$1,002,456
9/16	$1,077,104	$1,071,510	$1,002,951
10/16	$1,080,934	$1,064,402	$1,003,202
11/16	$1,083,248	$1,040,477	$1,003,377
12/16	$1,087,973	$1,043,568	$1,003,803
1/17	$1,093,679	$1,047,250	$1,004,247
2/17	$1,098,656	$1,055,330	$1,004,663
3/17	$1,101,322	$1,054,976	$1,004,837
4/17	$1,105,392	$1,063,730	$1,005,511
5/17	$1,110,127	$1,071,937	$1,006,019
6/17	$1,114,691	$1,071,028	$1,006,866
7/17	$1,118,009	$1,076,363	$1,007,723
8/17	$1,119,224	$1,085,649	$1,008,667
9/17	$1,120,222	$1,081,828	$1,009,531
10/17	$1,123,830	$1,083,127	$1,010,433
11/17	$1,124,541	$1,081,488	$1,011,272
12/17	$1,126,991	$1,086,256	$1,012,396
1/18	$1,129,183	$1,075,803	$1,013,605
2/18	$1,127,828	$1,065,602	$1,014,564
3/18	$1,129,196	$1,070,977	$1,015,986
4/18	$1,129,099	$1,063,831	$1,017,314
5/18	$1,131,518	$1,069,632	$1,018,867
6/18	$1,132,020	$1,068,081	$1,020,581
7/18	$1,137,625	$1,070,316	$1,022,180
8/18	$1,140,221	$1,075,589	$1,024,023
9/18	$1,141,404	$1,070,981	$1,025,596
10/18	$1,137,920	$1,062,021	$1,027,370
11/18	$1,137,475	$1,066,798	$1,029,478
12/18	$1,131,841	$1,083,488	$1,031,373
1/19	$1,151,689	$1,098,427	$1,033,406
2/19	$1,162,815	$1,099,625	$1,035,246
3/19	$1,169,524	$1,119,481	$1,037,557
4/19	$1,177,074	$1,121,048	$1,039,509
5/19	$1,180,616	$1,138,221	$1,041,881
6/19	$1,186,495	$1,154,320	$1,044,187
7/19	$1,190,642	$1,157,756	$1,046,080
8/19	$1,193,820	$1,183,953	$1,048,226
9/19	$1,196,944	$1,178,824	$1,050,058
10/19	$1,201,741	$1,182,633	$1,052,077
11/19	$1,205,504	$1,182,396	$1,053,390
12/19	$1,211,717	$1,184,158	$1,054,893
1/20	$1,219,594	$1,205,411	$1,056,303
2/20	$1,216,318	$1,223,460	$1,057,864
3/20	$1,100,094	$1,199,562	$1,060,954
4/20	$1,128,848	$1,223,591	$1,061,037
5/20	$1,148,945	$1,235,019	$1,061,054
6/20	$1,172,503	$1,245,324	$1,061,191
7/20	$1,187,551	$1,267,199	$1,061,401
8/20	$1,201,255	$1,259,892	$1,061,482
9/20	$1,205,708	$1,257,621	$1,061,608
10/20	$1,214,256	$1,253,126	$1,061,718
11/20	$1,247,198	$1,269,479	$1,061,813
12/20	$1,261,596	$1,273,862	$1,061,930
1/21	$1,274,030	$1,265,856	$1,062,030
2/21	$1,282,878	$1,249,522	$1,062,120
3/21	$1,290,588	$1,234,981	$1,062,197
4/21	$1,295,815	$1,245,366	$1,062,213
5/21	$1,300,740	$1,250,116	$1,062,235
6/21	$1,305,160	$1,259,230	$1,062,195
7/21	$1,307,588	$1,271,874	$1,062,249
8/21	$1,309,340	$1,271,025	$1,062,291
9/21	$1,313,180	$1,260,171	$1,062,349
10/21	$1,311,170	$1,259,141	$1,062,306
11/21	$1,304,692	$1,260,662	$1,062,377
12/21	$1,309,679	$1,259,812	$1,062,452
1/22	$1,300,307	$1,232,192	$1,062,404
2/22	$1,288,531	$1,215,392	$1,062,541
3/22	$1,276,695	$1,182,784	$1,062,868
4/22	$1,265,714	$1,138,670	$1,063,018
5/22	$1,264,415	$1,144,935	$1,063,750
6/22	$1,237,371	$1,122,056	$1,063,982
7/22	$1,260,098	$1,150,267	$1,064,527
8/22	$1,255,609	$1,120,364	$1,066,245
9/22	$1,233,422	$1,072,095	$1,068,899
10/22	$1,235,026	$1,060,331	$1,070,576
11/22	$1,257,623	$1,099,867	$1,074,029
12/22	$1,262,579	$1,096,132	$1,077,916
1/23	$1,295,771	$1,130,134	$1,081,292
2/23	$1,289,603	$1,102,365	$1,084,821
3/23	$1,295,158	$1,128,225	$1,089,487
4/23	$1,296,168	$1,135,118	$1,092,916
5/23	$1,295,635	$1,123,349	$1,097,196
6/23	$1,305,827	$1,121,603	$1,102,218
7/23	$1,314,558	$1,122,718	$1,106,607
8/23	$1,317,810	$1,115,957	$1,111,603
9/23	$1,310,013	$1,089,347	$1,116,697
10/23	$1,302,146	$1,072,965	$1,121,685
11/23	$1,340,542	$1,121,254	$1,126,721
12/23	$1,372,416	$1,163,799	$1,131,973
1/24	$1,383,389	$1,161,014	$1,136,810
2/24	$1,380,209	$1,147,094	$1,141,467
3/24	$1,394,413	$1,158,357	$1,146,593
4/24	$1,383,564	$1,131,288	$1,151,513
5/24	$1,400,850	$1,150,040	$1,157,039
6/24	$1,409,422	$1,160,553	$1,161,757
7/24	$1,433,761	$1,186,895	$1,166,961
8/24	$1,453,206	$1,204,368	$1,172,543
9/24	$1,469,710	$1,220,886	$1,177,630
10/24	$1,452,344	$1,193,156	$1,182,103
11/24	$1,467,739	$1,205,735	$1,186,620
12/24	$1,461,989	$1,187,525	$1,191,418

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	6.53%	3.82%	3.87%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
ICE BofA 3-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%

AssetsNet	$ 584,241,197
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 1,373,994
InvestmentCompanyPortfolioTurnover	450.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$584,241,197
# of Portfolio Holdings	306
Portfolio Turnover Rate	450%
Total Advisory Fees Paid	$1,373,994

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	0.9%
Not Rated	11.2%
CCC	1.1%
B	4.3%
BB	6.9%
BBB	29.1%
A	4.1%
AA	2.5%
AAA	39.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000213138
Shareholder Report [Line Items]
Fund Name	Calvert Flexible Bond Fund
Class Name	Class R6
Trading Symbol	CUBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index (the Index):

↑ The Fund’s sector allocations ― especially to investment-grade corporate bonds ― contributed to returns relative to the Index during the period

↑ The Fund’s allocations to asset-backed securities and commercial mortgage-backed securities contributed to returns relative to the Index during the period

↑ The Fund’s allocations to high-yield corporate securities and non-agency mortgage-backed securities contributed to returns relative to the Index during the period

↓ In contrast, the Fund’s overweight interest-rate duration and yield-curve positioning detracted from performance relative to the Index during the period

↓ The Fund’s allocation to bank loans detracted from performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
12/14	$5,000,000	$5,000,000	$5,000,000
1/15	$5,012,338	$5,095,176	$5,000,160
2/15	$5,086,410	$5,065,481	$5,000,160
3/15	$5,102,698	$5,086,388	$5,000,167
4/15	$5,130,328	$5,080,487	$5,000,276
5/15	$5,140,329	$5,071,599	$5,000,319
6/15	$5,129,539	$5,014,997	$5,000,435
7/15	$5,125,195	$5,044,199	$5,000,203
8/15	$5,113,712	$5,029,336	$5,000,950
9/15	$5,085,751	$5,049,023	$5,001,073
10/15	$5,115,336	$5,065,162	$5,000,710
11/15	$5,107,192	$5,046,691	$5,001,008
12/15	$5,096,612	$5,021,479	$5,002,653
1/16	$5,072,699	$5,076,911	$5,002,806
2/16	$5,051,434	$5,112,975	$5,004,024
3/16	$5,134,176	$5,175,637	$5,006,315
4/16	$5,210,728	$5,210,899	$5,007,663
5/16	$5,244,363	$5,214,969	$5,008,055
6/16	$5,264,524	$5,306,778	$5,009,940
7/16	$5,324,136	$5,350,508	$5,011,390
8/16	$5,359,064	$5,356,279	$5,012,281
9/16	$5,385,519	$5,357,552	$5,014,754
10/16	$5,404,670	$5,322,010	$5,016,008
11/16	$5,416,240	$5,202,385	$5,016,885
12/16	$5,439,864	$5,217,840	$5,019,016
1/17	$5,468,396	$5,236,248	$5,021,235
2/17	$5,493,280	$5,276,650	$5,023,316
3/17	$5,506,612	$5,274,882	$5,024,186
4/17	$5,526,962	$5,318,649	$5,027,557
5/17	$5,550,634	$5,359,685	$5,030,094
6/17	$5,573,455	$5,355,141	$5,034,328
7/17	$5,590,044	$5,381,814	$5,038,613
8/17	$5,596,120	$5,428,246	$5,043,333
9/17	$5,601,108	$5,409,142	$5,047,654
10/17	$5,619,152	$5,415,637	$5,052,163
11/17	$5,622,705	$5,407,442	$5,056,361
12/17	$5,634,953	$5,431,280	$5,061,979
1/18	$5,645,915	$5,379,016	$5,068,026
2/18	$5,639,141	$5,328,011	$5,072,818
3/18	$5,645,978	$5,354,884	$5,079,930
4/18	$5,645,497	$5,319,154	$5,086,571
5/18	$5,657,592	$5,348,161	$5,094,336
6/18	$5,660,098	$5,340,405	$5,102,905
7/18	$5,688,124	$5,351,581	$5,110,902
8/18	$5,701,104	$5,377,947	$5,120,116
9/18	$5,707,018	$5,354,903	$5,127,982
10/18	$5,689,598	$5,310,107	$5,136,849
11/18	$5,687,377	$5,333,988	$5,147,390
12/18	$5,659,206	$5,417,442	$5,156,866
1/19	$5,758,445	$5,492,137	$5,167,030
2/19	$5,814,077	$5,498,123	$5,176,230
3/19	$5,847,621	$5,597,407	$5,187,787
4/19	$5,885,369	$5,605,241	$5,197,545
5/19	$5,903,946	$5,691,106	$5,209,406
6/19	$5,933,484	$5,771,602	$5,220,933
7/19	$5,954,644	$5,788,782	$5,230,402
8/19	$5,974,931	$5,919,767	$5,241,132
9/19	$5,987,019	$5,894,120	$5,250,288
10/19	$6,010,723	$5,913,163	$5,260,387
11/19	$6,029,959	$5,911,981	$5,266,948
12/19	$6,061,519	$5,920,791	$5,274,467
1/20	$6,101,295	$6,027,056	$5,281,513
2/20	$6,085,238	$6,117,301	$5,289,322
3/20	$5,508,131	$5,997,808	$5,304,771
4/20	$5,648,149	$6,117,953	$5,305,184
5/20	$5,749,251	$6,175,094	$5,305,271
6/20	$5,871,859	$6,226,618	$5,305,953
7/20	$5,943,484	$6,335,995	$5,307,004
8/20	$6,016,442	$6,299,459	$5,307,410
9/20	$6,035,034	$6,288,106	$5,308,041
10/20	$6,078,296	$6,265,631	$5,308,592
11/20	$6,243,557	$6,347,394	$5,309,063
12/20	$6,316,225	$6,369,312	$5,309,650
1/21	$6,383,071	$6,329,278	$5,310,151
2/21	$6,423,632	$6,247,612	$5,310,600
3/21	$6,462,661	$6,174,906	$5,310,984
4/21	$6,489,216	$6,226,830	$5,311,064
5/21	$6,514,248	$6,250,581	$5,311,173
6/21	$6,536,569	$6,296,149	$5,310,977
7/21	$6,549,114	$6,359,369	$5,311,245
8/21	$6,558,443	$6,355,125	$5,311,456
9/21	$6,578,053	$6,300,855	$5,311,746
10/21	$6,572,704	$6,295,705	$5,311,528
11/21	$6,540,817	$6,303,310	$5,311,883
12/21	$6,566,355	$6,299,060	$5,312,260
1/22	$6,515,503	$6,160,958	$5,312,021
2/22	$6,461,130	$6,076,960	$5,312,703
3/22	$6,402,184	$5,913,922	$5,314,341
4/22	$6,343,303	$5,693,348	$5,315,088
5/22	$6,338,036	$5,724,674	$5,318,749
6/22	$6,202,816	$5,610,280	$5,319,909
7/22	$6,317,264	$5,751,334	$5,322,635
8/22	$6,299,648	$5,601,821	$5,331,226
9/22	$6,184,535	$5,360,473	$5,344,493
10/22	$6,197,361	$5,301,657	$5,352,881
11/22	$6,306,695	$5,499,337	$5,370,143
12/22	$6,336,969	$5,480,658	$5,389,580
1/23	$6,503,981	$5,650,671	$5,406,458
2/23	$6,473,541	$5,511,824	$5,424,104
3/23	$6,501,950	$5,641,127	$5,447,435
4/23	$6,502,939	$5,675,588	$5,464,581
5/23	$6,500,726	$5,616,745	$5,485,982
6/23	$6,557,212	$5,608,016	$5,511,089
7/23	$6,601,521	$5,613,591	$5,533,034
8/23	$6,618,349	$5,579,786	$5,558,017
9/23	$6,579,703	$5,446,736	$5,583,486
10/23	$6,540,712	$5,364,827	$5,608,426
11/23	$6,734,046	$5,606,270	$5,633,605
12/23	$6,894,568	$5,818,996	$5,659,864
1/24	$6,945,415	$5,805,070	$5,684,050
2/24	$6,934,728	$5,735,470	$5,707,336
3/24	$7,001,725	$5,791,783	$5,732,965
4/24	$6,947,736	$5,656,438	$5,757,563
5/24	$7,039,910	$5,750,201	$5,785,193
6/24	$7,078,497	$5,802,767	$5,808,784
7/24	$7,201,296	$5,934,477	$5,834,804
8/24	$7,299,507	$6,021,838	$5,862,716
9/24	$7,387,396	$6,104,430	$5,888,149
10/24	$7,300,621	$5,965,782	$5,910,515
11/24	$7,373,339	$6,028,677	$5,933,098
12/24	$7,350,320	$5,937,626	$5,957,088

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	6.61%	3.93%	3.92%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
ICE BofA 3-Month U.S. Treasury Bill Index	5.25%	2.46%	1.77%

AssetsNet	$ 584,241,197
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 1,373,994
InvestmentCompanyPortfolioTurnover	450.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$584,241,197
# of Portfolio Holdings	306
Portfolio Turnover Rate	450%
Total Advisory Fees Paid	$1,373,994

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	0.9%
Not Rated	11.2%
CCC	1.1%
B	4.3%
BB	6.9%
BBB	29.1%
A	4.1%
AA	2.5%
AAA	39.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014074
Shareholder Report [Line Items]
Fund Name	Calvert Responsible Municipal Income Fund
Class Name	Class A
Trading Symbol	CTTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

↑ Security selections and an overweight exposure to the industrial development revenue sector contributed to Index-relative performance during the period

↑ Security selections and an underweight exposure to bonds with 8-12 years remaining to maturity — the worst-performing area of the municipal bond yield curve during the period — helped Fund performance versus the Index

↑ An overweight exposure to bonds rated BBB and below helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↓ An underweight exposure to bonds with 22 years or more remaining to maturity hurt returns as longer-maturity bonds generally outperformed shorter-maturity bonds

↓ Security selections and an underweight exposure to the transportation sector, which outperformed the Index during the period, hurt Index-relative returns

↓ An overweight exposure to bonds with 4% coupon rates detracted from Fund performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index
12/14	$10,000	$10,000
1/15	$9,817	$10,177
2/15	$9,706	$10,072
3/15	$9,721	$10,101
4/15	$9,669	$10,048
5/15	$9,628	$10,021
6/15	$9,631	$10,011
7/15	$9,688	$10,084
8/15	$9,716	$10,104
9/15	$9,768	$10,177
10/15	$9,804	$10,217
11/15	$9,863	$10,258
12/15	$9,959	$10,330
1/16	$10,043	$10,453
2/16	$10,009	$10,470
3/16	$10,068	$10,503
4/16	$10,153	$10,580
5/16	$10,192	$10,609
6/16	$10,339	$10,778
7/16	$10,307	$10,784
8/16	$10,334	$10,799
9/16	$10,261	$10,745
10/16	$10,156	$10,632
11/16	$9,760	$10,236
12/16	$9,916	$10,356
1/17	$9,933	$10,424
2/17	$9,981	$10,496
3/17	$10,024	$10,519
4/17	$10,092	$10,596
5/17	$10,249	$10,764
6/17	$10,233	$10,725
7/17	$10,287	$10,812
8/17	$10,354	$10,894
9/17	$10,310	$10,839
10/17	$10,329	$10,865
11/17	$10,300	$10,807
12/17	$10,412	$10,920
1/18	$10,287	$10,791
2/18	$10,260	$10,759
3/18	$10,295	$10,799
4/18	$10,263	$10,760
5/18	$10,359	$10,884
6/18	$10,351	$10,893
7/18	$10,367	$10,919
8/18	$10,377	$10,947
9/18	$10,335	$10,876
10/18	$10,263	$10,809
11/18	$10,365	$10,929
12/18	$10,468	$11,060
1/19	$10,537	$11,144
2/19	$10,593	$11,203
3/19	$10,749	$11,380
4/19	$10,790	$11,423
5/19	$10,940	$11,581
6/19	$10,981	$11,623
7/19	$11,068	$11,717
8/19	$11,263	$11,902
9/19	$11,179	$11,806
10/19	$11,169	$11,828
11/19	$11,181	$11,857
12/19	$11,212	$11,893
1/20	$11,434	$12,107
2/20	$11,596	$12,263
3/20	$11,200	$11,818
4/20	$11,065	$11,670
5/20	$11,424	$12,041
6/20	$11,451	$12,140
7/20	$11,629	$12,345
8/20	$11,552	$12,287
9/20	$11,545	$12,290
10/20	$11,501	$12,253
11/20	$11,658	$12,438
12/20	$11,703	$12,513
1/21	$11,740	$12,593
2/21	$11,522	$12,393
3/21	$11,559	$12,469
4/21	$11,646	$12,574
5/21	$11,676	$12,611
6/21	$11,700	$12,646
7/21	$11,801	$12,751
8/21	$11,761	$12,704
9/21	$11,659	$12,613
10/21	$11,634	$12,576
11/21	$11,721	$12,683
12/21	$11,724	$12,703
1/22	$11,411	$12,355
2/22	$11,345	$12,311
3/22	$11,011	$11,912
4/22	$10,712	$11,583
5/22	$10,824	$11,755
6/22	$10,698	$11,562
7/22	$10,946	$11,868
8/22	$10,722	$11,608
9/22	$10,364	$11,162
10/22	$10,298	$11,069
11/22	$10,740	$11,587
12/22	$10,763	$11,620
1/23	$11,057	$11,954
2/23	$10,803	$11,684
3/23	$11,020	$11,943
4/23	$11,001	$11,916
5/23	$10,887	$11,812
6/23	$10,970	$11,931
7/23	$11,001	$11,978
8/23	$10,873	$11,805
9/23	$10,594	$11,459
10/23	$10,467	$11,362
11/23	$11,101	$12,083
12/23	$11,355	$12,364
1/24	$11,338	$12,301
2/24	$11,344	$12,317
3/24	$11,334	$12,316
4/24	$11,222	$12,164
5/24	$11,190	$12,128
6/24	$11,375	$12,314
7/24	$11,486	$12,426
8/24	$11,582	$12,524
9/24	$11,694	$12,648
10/24	$11,506	$12,464
11/24	$11,693	$12,679
12/24	$11,540	$12,494

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	1.65%	0.58%	1.78%
Class A with 3.25% Maximum Sales Charge	(1.66)%	(0.08)%	1.44%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

AssetsNet	$ 421,917,873
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 963,907
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$421,917,873
# of Portfolio Holdings	233
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$963,907

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.8%
B	0.4%
BB	2.9%
BBB	9.7%
A	20.1%
AA	49.9%
AAA	16.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000160651
Shareholder Report [Line Items]
Fund Name	Calvert Responsible Municipal Income Fund
Class Name	Class C
Trading Symbol	CTTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.50%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An underweight exposure to bonds with 22 years or more remaining to maturity hurt returns as longer-maturity bonds generally outperformed shorter-maturity bonds

↓ Security selections and an underweight exposure to the transportation sector, which outperformed the Index during the period, hurt Index-relative returns

↓ An overweight exposure to bonds with 4% coupon rates detracted from Fund performance relative to the Index during the period

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

↑ Security selections and an overweight exposure to the industrial development revenue sector contributed to Index-relative performance during the period

↑ Security selections and an underweight exposure to bonds with 8-12 years remaining to maturity — the worst-performing area of the municipal bond yield curve during the period — helped Fund performance versus the Index

↑ An overweight exposure to bonds rated BBB and below helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index
7/15	$10,000	$10,000
8/15	$10,073	$10,077
9/15	$10,115	$10,150
10/15	$10,149	$10,191
11/15	$10,211	$10,231
12/15	$10,303	$10,303
1/16	$10,378	$10,426
2/16	$10,341	$10,443
3/16	$10,396	$10,476
4/16	$10,477	$10,553
5/16	$10,511	$10,581
6/16	$10,651	$10,750
7/16	$10,610	$10,756
8/16	$10,635	$10,771
9/16	$10,553	$10,717
10/16	$10,439	$10,604
11/16	$10,028	$10,209
12/16	$10,175	$10,329
1/17	$10,192	$10,397
2/17	$10,236	$10,469
3/17	$10,273	$10,492
4/17	$10,336	$10,568
5/17	$10,485	$10,736
6/17	$10,469	$10,697
7/17	$10,518	$10,784
8/17	$10,573	$10,866
9/17	$10,529	$10,810
10/17	$10,543	$10,837
11/17	$10,500	$10,779
12/17	$10,607	$10,892
1/18	$10,473	$10,763
2/18	$10,439	$10,731
3/18	$10,469	$10,771
4/18	$10,430	$10,732
5/18	$10,520	$10,855
6/18	$10,513	$10,864
7/18	$10,523	$10,891
8/18	$10,526	$10,919
9/18	$10,471	$10,848
10/18	$10,392	$10,781
11/18	$10,488	$10,901
12/18	$10,587	$11,031
1/19	$10,649	$11,115
2/19	$10,699	$11,174
3/19	$10,849	$11,351
4/19	$10,885	$11,393
5/19	$11,028	$11,550
6/19	$11,063	$11,593
7/19	$11,144	$11,686
8/19	$11,333	$11,871
9/19	$11,242	$11,776
10/19	$11,225	$11,797
11/19	$11,229	$11,826
12/19	$11,253	$11,862
1/20	$11,469	$12,076
2/20	$11,624	$12,231
3/20	$11,220	$11,788
4/20	$11,078	$11,640
5/20	$11,430	$12,010
6/20	$11,450	$12,109
7/20	$11,621	$12,313
8/20	$11,536	$12,255
9/20	$11,522	$12,258
10/20	$11,471	$12,221
11/20	$11,620	$12,405
12/20	$11,657	$12,481
1/21	$11,687	$12,560
2/21	$11,463	$12,361
3/21	$11,493	$12,437
4/21	$11,572	$12,541
5/21	$11,595	$12,579
6/21	$11,619	$12,613
7/21	$11,704	$12,718
8/21	$11,658	$12,671
9/21	$11,550	$12,580
10/21	$11,517	$12,543
11/21	$11,596	$12,650
12/21	$11,592	$12,670
1/22	$11,274	$12,323
2/22	$11,203	$12,279
3/22	$10,866	$11,881
4/22	$10,565	$11,552
5/22	$10,668	$11,724
6/22	$10,537	$11,532
7/22	$10,775	$11,837
8/22	$10,547	$11,577
9/22	$10,189	$11,133
10/22	$10,125	$11,040
11/22	$10,545	$11,557
12/22	$10,561	$11,590
1/23	$10,843	$11,923
2/23	$10,587	$11,653
3/23	$10,793	$11,912
4/23	$10,768	$11,884
5/23	$10,650	$11,782
6/23	$10,724	$11,900
7/23	$10,748	$11,947
8/23	$10,616	$11,775
9/23	$10,337	$11,430
10/23	$10,206	$11,332
11/23	$10,818	$12,052
12/23	$11,059	$12,332
1/24	$11,035	$12,269
2/24	$11,034	$12,285
3/24	$11,018	$12,284
4/24	$10,902	$12,132
5/24	$10,865	$12,096
6/24	$11,037	$12,282
7/24	$11,137	$12,394
8/24	$11,224	$12,492
9/24	$11,325	$12,615
10/24	$11,135	$12,431
11/24	$11,310	$12,646
12/24	$11,286	$12,462

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 7/15/15 (Inception)
Class C, with conversion to Class A after 8 years	0.89%	(0.17)%	1.29%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	(0.10)%	(0.17)%	1.29%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.35%

Performance Inception Date	Jul. 15, 2015
AssetsNet	$ 421,917,873
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 963,907
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$421,917,873
# of Portfolio Holdings	233
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$963,907

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.8%
B	0.4%
BB	2.9%
BBB	9.7%
A	20.1%
AA	49.9%
AAA	16.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000160653
Shareholder Report [Line Items]
Fund Name	Calvert Responsible Municipal Income Fund
Class Name	Class I
Trading Symbol	CTTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

↑ Security selections and an overweight exposure to the industrial development revenue sector contributed to Index-relative performance during the period

↑ Security selections and an underweight exposure to bonds with 8-12 years remaining to maturity — the worst-performing area of the municipal bond yield curve during the period — helped Fund performance versus the Index

↑ An overweight exposure to bonds rated BBB and below helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↓ An underweight exposure to bonds with 22 years or more remaining to maturity hurt returns as longer-maturity bonds generally outperformed shorter-maturity bonds

↓ Security selections and an underweight exposure to the transportation sector, which outperformed the Index during the period, hurt Index-relative returns

↓ An overweight exposure to bonds with 4% coupon rates detracted from Fund performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index
12/14	$1,000,000	$1,000,000
1/15	$1,014,708	$1,017,724
2/15	$1,003,212	$1,007,226
3/15	$1,004,755	$1,010,134
4/15	$999,339	$1,004,835
5/15	$995,164	$1,002,059
6/15	$995,434	$1,001,145
7/15	$1,001,435	$1,008,397
8/15	$1,004,566	$1,010,377
9/15	$1,010,290	$1,017,696
10/15	$1,014,203	$1,021,742
11/15	$1,020,639	$1,025,805
12/15	$1,031,465	$1,033,012
1/16	$1,039,819	$1,045,337
2/16	$1,036,638	$1,046,982
3/16	$1,043,126	$1,050,298
4/16	$1,052,140	$1,058,021
5/16	$1,056,577	$1,060,883
6/16	$1,072,093	$1,077,760
7/16	$1,069,012	$1,078,418
8/16	$1,072,173	$1,079,873
9/16	$1,064,916	$1,074,483
10/16	$1,054,356	$1,063,211
11/16	$1,014,219	$1,023,558
12/16	$1,030,072	$1,035,574
1/17	$1,032,086	$1,042,402
2/17	$1,038,103	$1,049,640
3/17	$1,042,151	$1,051,919
4/17	$1,049,493	$1,059,551
5/17	$1,066,181	$1,076,367
6/17	$1,064,838	$1,072,507
7/17	$1,070,830	$1,081,184
8/17	$1,078,126	$1,089,412
9/17	$1,074,611	$1,083,873
10/17	$1,076,722	$1,086,519
11/17	$1,073,352	$1,080,701
12/17	$1,085,139	$1,091,996
1/18	$1,072,443	$1,079,140
2/18	$1,069,783	$1,075,916
3/18	$1,073,653	$1,079,887
4/18	$1,071,248	$1,076,033
5/18	$1,081,537	$1,088,355
6/18	$1,080,911	$1,089,284
7/18	$1,083,518	$1,091,927
8/18	$1,084,762	$1,094,732
9/18	$1,080,601	$1,087,644
10/18	$1,072,662	$1,080,947
11/18	$1,084,164	$1,092,911
12/18	$1,095,112	$1,105,996
1/19	$1,102,597	$1,114,357
2/19	$1,108,708	$1,120,323
3/19	$1,125,274	$1,138,033
4/19	$1,129,919	$1,142,310
5/19	$1,145,788	$1,158,058
6/19	$1,150,317	$1,162,335
7/19	$1,159,713	$1,171,702
8/19	$1,180,371	$1,190,184
9/19	$1,171,833	$1,180,643
10/19	$1,171,763	$1,182,759
11/19	$1,172,472	$1,185,717
12/19	$1,175,960	$1,189,337
1/20	$1,199,482	$1,210,706
2/20	$1,216,670	$1,226,318
3/20	$1,175,493	$1,181,836
4/20	$1,161,564	$1,167,004
5/20	$1,199,387	$1,204,128
6/20	$1,203,225	$1,214,038
7/20	$1,221,387	$1,234,486
8/20	$1,214,299	$1,228,693
9/20	$1,213,040	$1,228,954
10/20	$1,208,714	$1,225,262
11/20	$1,225,425	$1,243,752
12/20	$1,231,099	$1,251,329
1/21	$1,234,563	$1,259,303
2/21	$1,211,891	$1,239,294
3/21	$1,216,803	$1,246,937
4/21	$1,226,190	$1,257,396
5/21	$1,229,638	$1,261,148
6/21	$1,232,420	$1,264,611
7/21	$1,242,473	$1,275,099
8/21	$1,238,603	$1,270,420
9/21	$1,228,173	$1,261,251
10/21	$1,225,754	$1,257,563
11/21	$1,235,200	$1,268,269
12/21	$1,235,759	$1,270,315
1/22	$1,203,042	$1,235,543
2/22	$1,197,140	$1,231,116
3/22	$1,161,458	$1,191,207
4/22	$1,130,327	$1,158,259
5/22	$1,142,315	$1,175,465
6/22	$1,128,491	$1,156,213
7/22	$1,155,684	$1,186,762
8/22	$1,132,295	$1,160,752
9/22	$1,094,078	$1,116,202
10/22	$1,088,152	$1,106,919
11/22	$1,134,901	$1,158,694
12/22	$1,137,583	$1,162,011
1/23	$1,168,797	$1,195,390
2/23	$1,142,233	$1,168,360
3/23	$1,165,393	$1,194,283
4/23	$1,163,614	$1,191,554
5/23	$1,151,916	$1,181,229
6/23	$1,160,852	$1,193,061
7/23	$1,164,356	$1,197,781
8/23	$1,151,175	$1,180,538
9/23	$1,121,889	$1,145,938
10/23	$1,107,960	$1,136,186
11/23	$1,175,908	$1,208,312
12/23	$1,203,019	$1,236,396
1/24	$1,201,494	$1,230,081
2/24	$1,202,371	$1,231,661
3/24	$1,201,639	$1,231,622
4/24	$1,189,994	$1,216,369
5/24	$1,186,928	$1,212,801
6/24	$1,205,938	$1,231,391
7/24	$1,218,679	$1,242,614
8/24	$1,229,143	$1,252,414
9/24	$1,241,268	$1,264,793
10/24	$1,221,580	$1,246,350
11/24	$1,241,709	$1,267,880
12/24	$1,225,899	$1,249,421

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	1.91%	0.84%	2.06%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

AssetsNet	$ 421,917,873
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 963,907
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$421,917,873
# of Portfolio Holdings	233
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$963,907

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.8%
B	0.4%
BB	2.9%
BBB	9.7%
A	20.1%
AA	49.9%
AAA	16.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241884
Shareholder Report [Line Items]
Fund Name	Calvert Small/Mid-Cap Fund
Class Name	Class A
Trading Symbol	CMPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.15%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↓ Security selections by the Fund ― especially in the industrials sector ― detracted from returns relative to the Index during the period

↓ The Fund’s selections in the real estate and health care sectors also detracted from performance relative to the Index during the period

↓ An overweight position in Quaker Chemical Corp. hurt Index-relative returns as soft industrial demand worldwide led to declines in company sales and prices

↓ An out-of-Index position in Cooper Cos., a medical device business, detracted from Index-relative returns as the company reported lower-than-expected revenues

↑ Security selections in the consumer discretionary sector contributed to returns relative to the Index during the period

↑ An overweight exposure to the financials sector, and a lack of exposure to the poor-performing energy sector helped Index-relative returns during the period

↑ An overweight position in Dorman Products, Inc., a maker of aftermarket auto parts, helped relative returns amid strong company revenue and earnings growth

↑ An out-of-Index position in Tradeweb Markets, Inc., which operates electronic over-the-counter markets, aided returns amid the firm’s record high trading volumes

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 2500™ Index
12/14	$10,000	$10,000	$10,000
1/15	$9,201	$9,722	$9,795
2/15	$9,800	$10,285	$10,379
3/15	$10,061	$10,180	$10,517
4/15	$9,808	$10,226	$10,333
5/15	$10,188	$10,368	$10,554
6/15	$10,213	$10,194	$10,481
7/15	$10,175	$10,365	$10,461
8/15	$9,720	$9,739	$9,842
9/15	$9,285	$9,455	$9,402
10/15	$9,576	$10,202	$9,927
11/15	$9,669	$10,258	$10,122
12/15	$9,191	$10,048	$9,710
1/16	$8,655	$9,481	$8,936
2/16	$8,754	$9,478	$8,998
3/16	$9,417	$10,145	$9,748
4/16	$9,356	$10,208	$9,892
5/16	$9,591	$10,391	$10,100
6/16	$9,580	$10,412	$10,096
7/16	$9,850	$10,825	$10,623
8/16	$9,937	$10,853	$10,708
9/16	$9,903	$10,870	$10,759
10/16	$9,648	$10,635	$10,322
11/16	$10,338	$11,111	$11,200
12/16	$10,610	$11,327	$11,418
1/17	$10,681	$11,541	$11,576
2/17	$10,987	$11,970	$11,855
3/17	$11,058	$11,978	$11,847
4/17	$11,123	$12,105	$11,938
5/17	$11,058	$12,229	$11,805
6/17	$11,299	$12,339	$12,100
7/17	$11,408	$12,572	$12,225
8/17	$11,255	$12,596	$12,123
9/17	$11,713	$12,903	$12,673
10/17	$11,815	$13,185	$12,870
11/17	$12,217	$13,585	$13,292
12/17	$12,242	$13,721	$13,337
1/18	$12,582	$14,444	$13,744
2/18	$12,123	$13,912	$13,179
3/18	$12,274	$13,633	$13,305
4/18	$12,317	$13,684	$13,337
5/18	$12,959	$14,071	$13,964
6/18	$13,110	$14,163	$14,065
7/18	$13,358	$14,633	$14,337
8/18	$13,795	$15,147	$14,952
9/18	$13,779	$15,172	$14,725
10/18	$12,571	$14,055	$13,230
11/18	$12,916	$14,336	$13,480
12/18	$11,636	$13,002	$12,003
1/19	$12,763	$14,118	$13,385
2/19	$13,455	$14,614	$14,017
3/19	$13,426	$14,828	$13,902
4/19	$13,966	$15,420	$14,389
5/19	$13,414	$14,422	$13,365
6/19	$14,307	$15,435	$14,313
7/19	$14,542	$15,664	$14,462
8/19	$14,257	$15,345	$13,884
9/19	$14,281	$15,614	$14,130
10/19	$14,275	$15,951	$14,400
11/19	$14,732	$16,557	$15,018
12/19	$14,908	$17,035	$15,336
1/20	$14,798	$17,016	$15,025
2/20	$13,577	$15,623	$13,765
3/20	$11,202	$13,475	$10,778
4/20	$12,429	$15,259	$12,346
5/20	$13,129	$16,075	$13,258
6/20	$13,209	$16,443	$13,641
7/20	$13,865	$17,376	$14,184
8/20	$14,400	$18,635	$14,827
9/20	$13,781	$17,957	$14,443
10/20	$14,084	$17,569	$14,705
11/20	$15,638	$19,707	$17,100
12/20	$16,818	$20,593	$18,402
1/21	$16,635	$20,501	$18,853
2/21	$17,614	$21,142	$20,083
3/21	$18,214	$21,900	$20,413
4/21	$18,902	$23,029	$21,229
5/21	$18,927	$23,134	$21,273
6/21	$18,946	$23,705	$21,524
7/21	$19,041	$24,105	$21,147
8/21	$19,098	$24,793	$21,627
9/21	$18,365	$23,681	$20,947
10/21	$19,306	$25,282	$21,974
11/21	$18,744	$24,897	$21,057
12/21	$19,992	$25,877	$21,748
1/22	$18,579	$24,355	$19,938
2/22	$19,088	$23,741	$20,162
3/22	$18,952	$24,512	$20,483
4/22	$17,560	$22,312	$18,738
5/22	$17,136	$22,282	$18,801
6/22	$16,017	$20,418	$17,005
7/22	$17,380	$22,333	$18,764
8/22	$16,526	$21,500	$18,265
9/22	$15,170	$19,506	$16,526
10/22	$16,620	$21,106	$18,111
11/22	$17,201	$22,208	$18,876
12/22	$16,576	$20,907	$17,753
1/23	$17,990	$22,347	$19,528
2/23	$17,862	$21,825	$19,070
3/23	$17,727	$22,408	$18,355
4/23	$17,765	$22,647	$18,115
5/23	$17,020	$22,735	$17,798
6/23	$18,066	$24,288	$19,314
7/23	$18,615	$25,158	$20,274
8/23	$18,020	$24,673	$19,478
9/23	$16,937	$23,497	$18,390
10/23	$16,088	$22,875	$17,273
11/23	$17,562	$25,008	$18,828
12/23	$18,805	$26,334	$20,846
1/24	$18,495	$26,626	$20,301
2/24	$19,380	$28,067	$21,405
3/24	$20,084	$28,973	$22,289
4/24	$18,805	$27,698	$20,796
5/24	$19,358	$29,006	$21,661
6/24	$19,146	$29,904	$21,336
7/24	$20,100	$30,460	$22,921
8/24	$20,531	$31,123	$22,862
9/24	$20,652	$31,767	$23,203
10/24	$20,153	$31,534	$22,987
11/24	$22,257	$33,632	$25,250
12/24	$20,737	$32,604	$23,347

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	10.25%	6.81%	8.14%
Class A with 5.25% Maximum Sales Charge	4.45%	5.66%	7.56%
Russell 3000® Index	23.81%	13.85%	12.53%
Russell 2500™ Index	12.00%	8.76%	8.84%

AssetsNet	$ 32,570,131
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 222,219
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$32,570,131
# of Portfolio Holdings	77
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$222,219

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.5%
Short-Term Investments	1.3%
Utilities	1.8%
Consumer Staples	3.8%
Materials	4.8%
Real Estate	6.0%
Health Care	9.1%
Information Technology	10.5%
Consumer Discretionary	14.2%
Financials	21.2%
Industrials	26.8%

Top Ten Holdings (% of total investments)Footnote Referencea

CBIZ, Inc.	3.0%
Wyndham Hotels & Resorts, Inc.	2.9%
Commerce Bancshares, Inc.	2.8%
AptarGroup, Inc.	2.7%
Dorman Products, Inc.	2.6%
Tradeweb Markets, Inc., Class A	2.5%
Core & Main, Inc., Class A	2.4%
Equity LifeStyle Properties, Inc.	2.3%
Addus HomeCare Corp.	2.2%
First Financial Bankshares, Inc.	2.0%
Total	25.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241883
Shareholder Report [Line Items]
Fund Name	Calvert Small/Mid-Cap Fund
Class Name	Class C
Trading Symbol	CMPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$199	1.90%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↓ Security selections by the Fund ― especially in the industrials sector ― detracted from returns relative to the Index during the period

↓ The Fund’s selections in the real estate and health care sectors also detracted from performance relative to the Index during the period

↓ An overweight position in Quaker Chemical Corp. hurt Index-relative returns as soft industrial demand worldwide led to declines in company sales and prices

↓ An out-of-Index position in Cooper Cos., a medical device business, detracted from Index-relative returns as the company reported lower-than-expected revenues

↑ Security selections in the consumer discretionary sector contributed to returns relative to the Index during the period

↑ An overweight exposure to the financials sector, and a lack of exposure to the poor-performing energy sector helped Index-relative returns during the period

↑ An overweight position in Dorman Products, Inc., a maker of aftermarket auto parts, helped relative returns amid strong company revenue and earnings growth

↑ An out-of-Index position in Tradeweb Markets, Inc., which operates electronic over-the-counter markets, aided returns amid the firm’s record high trading volumes

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell 2500™ Index
12/14	$10,000	$10,000	$10,000
1/15	$9,704	$9,722	$9,795
2/15	$10,329	$10,285	$10,379
3/15	$10,596	$10,180	$10,517
4/15	$10,329	$10,226	$10,333
5/15	$10,715	$10,368	$10,554
6/15	$10,734	$10,194	$10,481
7/15	$10,691	$10,365	$10,461
8/15	$10,205	$9,739	$9,842
9/15	$9,742	$9,455	$9,402
10/15	$10,043	$10,202	$9,927
11/15	$10,134	$10,258	$10,122
12/15	$9,632	$10,048	$9,710
1/16	$9,063	$9,481	$8,936
2/16	$9,160	$9,478	$8,998
3/16	$9,846	$10,145	$9,748
4/16	$9,771	$10,208	$9,892
5/16	$10,018	$10,391	$10,100
6/16	$10,000	$10,412	$10,096
7/16	$10,276	$10,825	$10,623
8/16	$10,354	$10,853	$10,708
9/16	$10,315	$10,870	$10,759
10/16	$10,044	$10,635	$10,322
11/16	$10,751	$11,111	$11,200
12/16	$11,035	$11,327	$11,418
1/17	$11,098	$11,541	$11,576
2/17	$11,410	$11,970	$11,855
3/17	$11,474	$11,978	$11,847
4/17	$11,537	$12,105	$11,938
5/17	$11,462	$12,229	$11,805
6/17	$11,704	$12,339	$12,100
7/17	$11,806	$12,572	$12,225
8/17	$11,642	$12,596	$12,123
9/17	$12,110	$12,903	$12,673
10/17	$12,210	$13,185	$12,870
11/17	$12,614	$13,585	$13,292
12/17	$12,630	$13,721	$13,337
1/18	$12,973	$14,444	$13,744
2/18	$12,493	$13,912	$13,179
3/18	$12,642	$13,633	$13,305
4/18	$12,680	$13,684	$13,337
5/18	$13,329	$14,071	$13,964
6/18	$13,479	$14,163	$14,065
7/18	$13,723	$14,633	$14,337
8/18	$14,160	$15,147	$14,952
9/18	$14,135	$15,172	$14,725
10/18	$12,892	$14,055	$13,230
11/18	$13,236	$14,336	$13,480
12/18	$11,915	$13,002	$12,003
1/19	$13,056	$14,118	$13,385
2/19	$13,765	$14,614	$14,017
3/19	$13,723	$14,828	$13,902
4/19	$14,266	$15,420	$14,389
5/19	$13,696	$14,422	$13,365
6/19	$14,596	$15,435	$14,313
7/19	$14,830	$15,664	$14,462
8/19	$14,532	$15,345	$13,884
9/19	$14,546	$15,614	$14,130
10/19	$14,532	$15,951	$14,400
11/19	$14,984	$16,557	$15,018
12/19	$15,148	$17,035	$15,336
1/20	$15,033	$17,016	$15,025
2/20	$13,781	$15,623	$13,765
3/20	$11,365	$13,475	$10,778
4/20	$12,602	$15,259	$12,346
5/20	$13,304	$16,075	$13,258
6/20	$13,376	$16,443	$13,641
7/20	$14,034	$17,376	$14,184
8/20	$14,564	$18,635	$14,827
9/20	$13,927	$17,957	$14,443
10/20	$14,227	$17,569	$14,705
11/20	$15,784	$19,707	$17,100
12/20	$16,966	$20,593	$18,402
1/21	$16,771	$20,501	$18,853
2/21	$17,744	$21,142	$20,083
3/21	$18,343	$21,900	$20,413
4/21	$19,024	$23,029	$21,229
5/21	$19,032	$23,134	$21,273
6/21	$19,039	$23,705	$21,524
7/21	$19,129	$24,105	$21,147
8/21	$19,166	$24,793	$21,627
9/21	$18,425	$23,681	$20,947
10/21	$19,353	$25,282	$21,974
11/21	$18,785	$24,897	$21,057
12/21	$20,023	$25,877	$21,748
1/22	$18,593	$24,355	$19,938
2/22	$19,090	$23,741	$20,162
3/22	$18,942	$24,512	$20,483
4/22	$17,538	$22,312	$18,738
5/22	$17,110	$22,282	$18,801
6/22	$15,977	$20,418	$17,005
7/22	$17,328	$22,333	$18,764
8/22	$16,465	$21,500	$18,265
9/22	$15,105	$19,506	$16,526
10/22	$16,535	$21,106	$18,111
11/22	$17,102	$22,208	$18,876
12/22	$16,473	$20,907	$17,753
1/23	$17,868	$22,347	$19,528
2/23	$17,730	$21,825	$19,070
3/23	$17,582	$22,408	$18,355
4/23	$17,610	$22,647	$18,115
5/23	$16,861	$22,735	$17,798
6/23	$17,887	$24,288	$19,314
7/23	$18,413	$25,158	$20,274
8/23	$17,813	$24,673	$19,478
9/23	$16,732	$23,497	$18,390
10/23	$15,882	$22,875	$17,273
11/23	$17,332	$25,008	$18,828
12/23	$18,546	$26,334	$20,846
1/24	$18,229	$26,626	$20,301
2/24	$19,086	$28,067	$21,405
3/24	$19,766	$28,973	$22,289
4/24	$18,499	$27,698	$20,796
5/24	$19,030	$29,006	$21,661
6/24	$18,807	$29,904	$21,336
7/24	$19,729	$30,460	$22,921
8/24	$20,139	$31,123	$22,862
9/24	$20,250	$31,767	$23,203
10/24	$19,747	$31,534	$22,987
11/24	$21,797	$33,632	$25,250
12/24	$20,292	$32,604	$23,347

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	9.41%	6.01%	7.33%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	8.41%	6.01%	7.33%
Russell 3000® Index	23.81%	13.85%	12.53%
Russell 2500™ Index	12.00%	8.76%	8.84%

AssetsNet	$ 32,570,131
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 222,219
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$32,570,131
# of Portfolio Holdings	77
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$222,219

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.5%
Short-Term Investments	1.3%
Utilities	1.8%
Consumer Staples	3.8%
Materials	4.8%
Real Estate	6.0%
Health Care	9.1%
Information Technology	10.5%
Consumer Discretionary	14.2%
Financials	21.2%
Industrials	26.8%

Top Ten Holdings (% of total investments)Footnote Referencea

CBIZ, Inc.	3.0%
Wyndham Hotels & Resorts, Inc.	2.9%
Commerce Bancshares, Inc.	2.8%
AptarGroup, Inc.	2.7%
Dorman Products, Inc.	2.6%
Tradeweb Markets, Inc., Class A	2.5%
Core & Main, Inc., Class A	2.4%
Equity LifeStyle Properties, Inc.	2.3%
Addus HomeCare Corp.	2.2%
First Financial Bankshares, Inc.	2.0%
Total	25.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241882
Shareholder Report [Line Items]
Fund Name	Calvert Small/Mid-Cap Fund
Class Name	Class I
Trading Symbol	CMCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↓ Security selections by the Fund ― especially in the industrials sector ― detracted from returns relative to the Index during the period

↓ The Fund’s selections in the real estate and health care sectors also detracted from performance relative to the Index during the period

↓ An overweight position in Quaker Chemical Corp. hurt Index-relative returns as soft industrial demand worldwide led to declines in company sales and prices

↓ An out-of-Index position in Cooper Cos., a medical device business, detracted from Index-relative returns as the company reported lower-than-expected revenues

↑ Security selections in the consumer discretionary sector contributed to returns relative to the Index during the period

↑ An overweight exposure to the financials sector, and a lack of exposure to the poor-performing energy sector helped Index-relative returns during the period

↑ An overweight position in Dorman Products, Inc., a maker of aftermarket auto parts, helped relative returns amid strong company revenue and earnings growth

↑ An out-of-Index position in Tradeweb Markets, Inc., which operates electronic over-the-counter markets, aided returns amid the firm’s record high trading volumes

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2500™ Index
12/14	$1,000,000	$1,000,000	$1,000,000
1/15	$971,328	$972,168	$979,512
2/15	$1,034,407	$1,028,458	$1,037,911
3/15	$1,062,638	$1,018,003	$1,051,688
4/15	$1,036,171	$1,022,607	$1,033,267
5/15	$1,076,312	$1,036,751	$1,055,416
6/15	$1,079,400	$1,019,406	$1,048,088
7/15	$1,075,430	$1,036,456	$1,046,141
8/15	$1,027,790	$973,886	$984,199
9/15	$981,914	$945,507	$940,169
10/15	$1,012,792	$1,020,188	$992,710
11/15	$1,022,938	$1,025,843	$1,012,208
12/15	$973,028	$1,004,788	$970,987
1/16	$916,080	$948,092	$893,564
2/16	$926,880	$947,787	$899,841
3/16	$997,084	$1,014,517	$974,800
4/16	$990,701	$1,020,804	$989,177
5/16	$1,016,230	$1,039,067	$1,010,032
6/16	$1,015,132	$1,041,203	$1,009,627
7/16	$1,044,351	$1,082,526	$1,062,281
8/16	$1,053,419	$1,085,287	$1,070,753
9/16	$1,049,893	$1,086,993	$1,075,886
10/16	$1,023,192	$1,063,475	$1,032,217
11/16	$1,096,241	$1,111,068	$1,120,029
12/16	$1,125,696	$1,132,748	$1,141,774
1/17	$1,133,564	$1,154,069	$1,157,618
2/17	$1,166,086	$1,196,991	$1,185,505
3/17	$1,173,955	$1,197,805	$1,184,664
4/17	$1,181,298	$1,210,501	$1,193,804
5/17	$1,174,479	$1,222,890	$1,180,458
6/17	$1,200,182	$1,233,926	$1,209,950
7/17	$1,212,052	$1,257,191	$1,222,479
8/17	$1,196,132	$1,259,613	$1,212,335
9/17	$1,244,954	$1,290,333	$1,267,319
10/17	$1,256,098	$1,318,490	$1,286,962
11/17	$1,299,082	$1,358,527	$1,329,241
12/17	$1,301,652	$1,372,105	$1,333,714
1/18	$1,338,729	$1,444,429	$1,374,391
2/18	$1,289,854	$1,391,188	$1,317,873
3/18	$1,306,146	$1,363,261	$1,330,523
4/18	$1,311,202	$1,368,443	$1,333,676
5/18	$1,379,739	$1,407,074	$1,396,390
6/18	$1,396,031	$1,416,276	$1,406,480
7/18	$1,422,435	$1,463,277	$1,433,693
8/18	$1,469,625	$1,514,664	$1,495,188
9/18	$1,467,939	$1,517,171	$1,472,534
10/18	$1,339,853	$1,405,458	$1,323,037
11/18	$1,376,369	$1,433,607	$1,348,025
12/18	$1,240,798	$1,300,182	$1,200,315
1/19	$1,361,033	$1,411,782	$1,338,505
2/19	$1,435,493	$1,461,433	$1,401,720
3/19	$1,432,441	$1,482,773	$1,390,175
4/19	$1,489,812	$1,541,983	$1,438,889
5/19	$1,431,831	$1,442,198	$1,336,516
6/19	$1,527,652	$1,543,493	$1,431,337
7/19	$1,552,676	$1,566,437	$1,446,225
8/19	$1,522,514	$1,534,505	$1,388,370
9/19	$1,525,595	$1,561,437	$1,412,983
10/19	$1,525,595	$1,595,050	$1,440,033
11/19	$1,574,271	$1,655,680	$1,501,838
12/19	$1,593,221	$1,703,486	$1,533,595
1/20	$1,581,754	$1,701,625	$1,502,457
2/20	$1,451,799	$1,562,308	$1,376,474
3/20	$1,198,260	$1,347,463	$1,077,783
4/20	$1,329,489	$1,525,921	$1,234,611
5/20	$1,404,659	$1,607,525	$1,325,804
6/20	$1,413,577	$1,644,276	$1,364,094
7/20	$1,484,288	$1,737,643	$1,418,449
8/20	$1,541,725	$1,863,526	$1,482,670
9/20	$1,475,531	$1,795,673	$1,444,336
10/20	$1,508,307	$1,756,917	$1,470,493
11/20	$1,675,396	$1,970,651	$1,710,042
12/20	$1,802,013	$2,059,307	$1,840,211
1/21	$1,782,975	$2,050,147	$1,885,303
2/21	$1,888,010	$2,114,229	$2,008,296
3/21	$1,953,001	$2,190,009	$2,041,326
4/21	$2,026,526	$2,302,902	$2,122,878
5/21	$2,029,808	$2,313,415	$2,127,275
6/21	$2,032,434	$2,370,461	$2,152,419
7/21	$2,042,937	$2,410,547	$2,114,716
8/21	$2,049,502	$2,479,291	$2,162,718
9/21	$1,971,382	$2,368,050	$2,094,697
10/21	$2,072,479	$2,528,189	$2,197,405
11/21	$2,013,396	$2,489,706	$2,105,733
12/21	$2,147,745	$2,587,747	$2,174,800
1/22	$1,996,244	$2,435,494	$1,993,780
2/22	$2,051,201	$2,374,146	$2,016,236
3/22	$2,037,090	$2,451,154	$2,048,293
4/22	$1,887,817	$2,231,182	$1,873,773
5/22	$1,842,516	$2,228,191	$1,880,099
6/22	$1,722,206	$2,041,783	$1,700,472
7/22	$1,869,994	$2,233,339	$1,876,415
8/22	$1,777,905	$2,149,993	$1,826,539
9/22	$1,632,346	$1,950,626	$1,652,559
10/22	$1,789,045	$2,110,589	$1,811,110
11/22	$1,852,170	$2,220,753	$1,887,569
12/22	$1,784,598	$2,090,721	$1,775,306
1/23	$1,938,430	$2,234,714	$1,952,810
2/23	$1,923,668	$2,182,483	$1,906,978
3/23	$1,909,683	$2,240,841	$1,835,494
4/23	$1,914,345	$2,264,715	$1,811,548
5/23	$1,835,098	$2,273,527	$1,779,784
6/23	$1,947,753	$2,428,776	$1,931,398
7/23	$2,006,799	$2,515,839	$2,027,420
8/23	$1,943,091	$2,467,274	$1,947,819
9/23	$1,826,552	$2,349,748	$1,839,037
10/23	$1,735,652	$2,287,459	$1,727,339
11/23	$1,895,699	$2,500,760	$1,882,832
12/23	$2,030,362	$2,633,405	$2,084,622
1/24	$1,996,744	$2,662,591	$2,030,097
2/24	$2,092,906	$2,806,718	$2,140,526
3/24	$2,169,524	$2,897,256	$2,228,867
4/24	$2,031,143	$2,769,771	$2,079,550
5/24	$2,091,343	$2,900,635	$2,166,051
6/24	$2,069,452	$2,990,431	$2,133,592
7/24	$2,172,651	$3,046,020	$2,292,108
8/24	$2,219,560	$3,112,328	$2,286,216
9/24	$2,233,632	$3,176,709	$2,320,253
10/24	$2,179,687	$3,153,381	$2,298,725
11/24	$2,407,194	$3,363,157	$2,524,959
12/24	$2,243,120	$3,260,361	$2,334,673

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	10.48%	7.07%	8.41%
Russell 3000® Index	23.81%	13.85%	12.53%
Russell 2500™ Index	12.00%	8.76%	8.84%

AssetsNet	$ 32,570,131
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 222,219
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$32,570,131
# of Portfolio Holdings	77
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$222,219

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.5%
Short-Term Investments	1.3%
Utilities	1.8%
Consumer Staples	3.8%
Materials	4.8%
Real Estate	6.0%
Health Care	9.1%
Information Technology	10.5%
Consumer Discretionary	14.2%
Financials	21.2%
Industrials	26.8%

Top Ten Holdings (% of total investments)Footnote Referencea

CBIZ, Inc.	3.0%
Wyndham Hotels & Resorts, Inc.	2.9%
Commerce Bancshares, Inc.	2.8%
AptarGroup, Inc.	2.7%
Dorman Products, Inc.	2.6%
Tradeweb Markets, Inc., Class A	2.5%
Core & Main, Inc., Class A	2.4%
Equity LifeStyle Properties, Inc.	2.3%
Addus HomeCare Corp.	2.2%
First Financial Bankshares, Inc.	2.0%
Total	25.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745